Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Professional fees payable	$ 410,641	$ 54,438
Accrued compensation	180,550
Total	$ 591,191	$ 54,438